Operating Segments (MD&A) (Tables)	12 Months Ended
Dec. 31, 2014
Segment reporting [Abstract]
Schedule of Segment Reporting Information by Segment [Table Text Block]
SUMMARY OF OPERATING SEGMENTS

(In millions)	2014	2013	2012

Revenues
CLL	$14,630	$14,316	$16,458
Consumer	15,023	15,741	15,303
Energy Financial Services	1,697	1,526	1,508
GECAS	5,242	5,346	5,294
Total segment revenues	36,592	36,929	38,563
GECC corporate items and eliminations	3,164	3,223	3,147
Total revenues	$39,756	40,152	41,710

Segment profit (loss)
CLL	$2,271	$1,965	$2,401
Consumer	3,016	4,319	3,207
Energy Financial Services	401	410	432
GECAS	1,046	896	1,220
Total segment profit	6,734	7,590	7,260
GECC corporate items and eliminations	(396)	(1,057)	(723)
Earnings from continuing operations attributable to GECC	6,338	6,533	6,537
Preferred stock dividends declared	(322)	(298)	(123)
Earnings from continuing operations attributable to GECC common shareowner	6,016	6,235	6,414
Earnings (loss) from discontinued operations, net of taxes	896	(329)	(322)
Net earnings attributable to GECC common shareowner	$6,912	5,906	6,092